Nature of Business and Organization	12 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Republic Power Group Limited (the “Company” or “RP”) is a holding company incorporated on November 17, 2021 under the British Virgin Islands (“BVI”) law. The Company has no substantial operations other than holding all of the equity interest of Republic Power Pte. Ltd. (“RP Singapore”), a Singapore company incorporated on January 1, 2015. The Company, through RP Singapore, is a provider of customized software solutions and peripheral hardware to large and small to medium corporate clients and government agencies. The Company’s headquarter is located in Singapore. All of the Company’s business activities are carried out by RP Singapore.

On November 17, 2021, the Company completed a reorganization of RP Singapore under common control of its then existing shareholders, who collectively owned all of the equity interests of the Company prior to the reorganization. The Company and RP Singapore are under common control which results in the consolidation of RP Singapore at carrying value. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background	Ownership	Principal activity
Republic Power Group Limited	• A BVI company • Incorporated on November 17, 2021	—	Investment holding

Republic Power Pte. Ltd	• A Singapore company • Incorporated on January 1, 2015	100% owned by RP	Providing of software development and technology services